Schedule of Investments (unaudited) July 31, 2021	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.2%
ASX Ltd.	649	$36,766
Brambles Ltd.	19,515	167,081
CSL Ltd.	773	164,564
Goodman Group	1,016	16,898
Harvey Norman Holdings Ltd.	2,620	10,942
Medibank Pvt Ltd.	67,970	165,771
REA Group Ltd.	1,015	120,911

		682,933

Austria — 0.3%
Telekom Austria AG	3,376	28,794

Belgium — 0.2%
Proximus SADP	595	12,227
Telenet Group Holding NV	146	5,480

		17,707

China — 1.7%
BOC Hong Kong Holdings Ltd.	41,000	131,663
Chow Tai Fook Jewellery Group Ltd.	12,800	26,835
Kerry Logistics Network Ltd.	9,500	28,309

		186,807

Denmark — 4.8%
Chr Hansen Holding A/S	476	42,810
Coloplast A/S, Class B	937	171,343
Novo Nordisk A/S, Class B	1,872	173,294
Novozymes A/S, B Shares	1,832	143,931

		531,378

Finland — 2.2%
Kesko OYJ, B Shares	1,833	78,566
Kone Oyj, Class B	2,008	166,316

		244,882

France — 5.7%
Air Liquide SA	571	99,302
Hermes International	109	166,636
Kering SA	15	13,457
La Francaise des Jeux SAEM(a)	138	7,378
Legrand SA	1,514	170,622
L’Oreal SA	264	120,778
Orange SA	4,194	46,676
Rubis SCA	62	2,487

		627,336

Germany — 6.4%
Deutsche Boerse AG	325	54,231
Deutsche Post AG, Registered Shares	2,388	161,838
Evonik Industries AG	4,830	167,940
Fielmann AG	296	22,228
Fresenius Medical Care AG & Co. KGaA	2,055	161,977
SAP SE	424	60,849
Telefonica Deutschland Holding AG	1,600	4,313
Zalando SE(a)(b)	642	71,334

		704,710

Hong Kong — 7.5%
CK Infrastructure Holdings Ltd	6,500	39,240
CLP Holdings Ltd	15,500	159,827
HK Electric Investments & HK Electric Investments Ltd., Class SS(c)	59,500	60,345
HKT Trust & HKT Ltd., Class SS(c)	38,000	51,653

Security	Shares	Value

Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	26,950	$43,830
Hutchison Telecommunications Hong Kong Holdings Ltd.	40,000	7,781
Kerry Properties Ltd.	38,000	112,222
Link REIT	13,600	129,966
MTR Corp. Ltd.	26,500	157,109
Power Assets Holdings Ltd.	8,000	51,721
Swire Properties Ltd.	5,200	14,790

		828,484

Ireland — 0.5%
James Hardie Industries PLC	1,738	58,638

Israel — 3.6%
Bank Hapoalim BM(b)	20,330	161,785
Israel Discount Bank Ltd., Class A(b)	6,304	29,531
Nice Ltd.(b)	584	162,517
Strauss Group Ltd.	1,404	38,919

		392,752

Italy — 1.4%
Italgas SpA	21,772	147,368

Japan — 24.0%
Amada Co. Ltd.	7,300	75,030
Calbee, Inc.	6,900	158,523
Canon Marketing Japan, Inc.	2,100	47,038
Canon, Inc.	6,300	145,077
Japan Tobacco, Inc.	8,400	164,138
Kamigumi Co. Ltd.	4,200	88,632
KDDI Corp.	5,200	159,035
Keyence Corp.	300	167,101
Kirin Holdings Co. Ltd.	6,600	120,719
Lawson, Inc.	500	25,130
Lintec Corp.	2,300	50,140
Lion Corp.	100	1,731
Morinaga & Co. Ltd/Japan	1,900	60,280
Nichirei Corp.	900	24,624
Nippon Telegraph & Telephone Corp.	6,100	156,210
Nissan Motor Co. Ltd.(b)	2,200	12,768
Nissin Foods Holdings Co. Ltd.	400	28,464
Nitori Holdings Co. Ltd.	300	57,023
Obic Co. Ltd.	600	105,452
Omron Corp.	200	17,115
Pigeon Corp.	1,200	34,552
Santen Pharmaceutical Co. Ltd.	200	2,710
SMC Corp.	200	118,895
Sumitomo Mitsui Financial Group, Inc.	3,000	101,127
Suntory Beverage & Food Ltd.	4,300	150,768
Takeda Pharmaceutical Co. Ltd.	4,800	159,775
Toyo Suisan Kaisha Ltd.	400	15,271
Trend Micro, Inc.	800	41,651
Tsuruha Holdings, Inc.	600	70,839
Unicharm Corp.	4,100	164,563
Welcia Holdings Co. Ltd.	800	27,232
Yamazaki Baking Co. Ltd.	6,100	83,753

		2,635,366

Luxembourg — 0.4%
RTL Group SA(b)	798	45,177

Netherlands — 4.9%
Akzo Nobel NV	856	105,739
GrandVision NV(a)(b)	345	11,603
IMCD NV	103	17,846

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	5,457	$169,630
Randstad NV	887	64,352
Wolters Kluwer NV	1,508	171,917

		541,087

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	579	12,745

Portugal — 0.2%
Jeronimo Martins SGPS SA	1,114	22,696

Singapore — 4.2%
Jardine Cycle & Carriage Ltd.	9,600	145,237
Oversea-Chinese Banking Corp. Ltd.	5,800	52,474
Singapore Technologies Engineering Ltd.	34,400	101,589
Singapore Telecommunications Ltd.	78,300	131,237
United Overseas Bank Ltd.	1,600	30,934

		461,471

Sweden — 3.3%
Atlas Copco AB, A Shares	2,455	166,265
Axfood AB	468	12,667
L E Lundbergforetagen AB, B Shares	50	3,568
Swedish Match AB	8,332	74,613
Telia Co. AB	24,055	105,512

		362,625

Switzerland — 12.7%
Adecco Group AG, Registered Shares	502	30,063
Alcon, Inc.	348	25,334
Cie Financiere Richemont SA, Class A, Registered Shares	142	18,172
Geberit AG, Registered Shares	45	36,948
Givaudan SA, Registered Shares	34	169,702
Kuehne + Nagel International AG, Registered Shares	469	158,209
Nestle SA, Registered Shares	1,335	169,051
Novartis AG, Registered Shares	1,818	168,126
Roche Holding AG	843	342,826
Sika AG, Registered Shares	483	170,147
Tecan Group AG, Registered Shares	176	101,494

		1,390,072

Security	Shares	Value

United Kingdom — 7.6%
AstraZeneca PLC	1,375	$158,001
GlaxoSmithKline PLC	537	10,602
J Sainsbury PLC	42,129	165,897
Kingfisher PLC	24,858	127,681
National Grid PLC	12,174	155,658
Segro PLC	218	3,685
Unilever PLC	2,497	143,927
WM Morrison Supermarkets PLC	17,917	66,645

		832,096

Total Long-Term Investments — 97.9% (Cost: $10,034,806)		10,755,124

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	197,930	197,930

Total Short-Term Securities — 1.8% (Cost: $197,930)		197,930

Total Investments — 99.7% (Cost: $10,232,736)		10,953,054

Other Assets Less Liabilities — 0.3%		32,728

Net Assets — 100.0%		$10,985,782

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$294,891	$(96,961	)(a)	$—	$—	$—	$197,930	197,930	$4	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage International Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1	09/17/21	$ 116	$2,702

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$682,933	$—	$682,933
Austria	28,794	—	—	28,794
Belgium	—	17,707	—	17,707
China	—	186,807	—	186,807
Denmark	42,810	488,568	—	531,378
Finland	—	244,882	—	244,882
France	—	627,336	—	627,336
Germany	—	704,710	—	704,710
Hong Kong	—	828,484	—	828,484
Ireland	—	58,638	—	58,638
Israel	—	392,752	—	392,752
Italy	—	147,368	—	147,368
Japan	—	2,635,366	—	2,635,366
Luxembourg	—	45,177	—	45,177
Netherlands	11,603	529,484	—	541,087
New Zealand	—	12,745	—	12,745
Portugal	22,696	—	—	22,696
Singapore	—	461,471	—	461,471
Sweden	—	362,625	—	362,625
Switzerland	—	1,390,072	—	1,390,072
United Kingdom	210,572	621,524	—	832,096

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$197,930	$—	$—	$197,930

	$514,405	$10,438,649	$—	$10,953,054

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,702	$—	$—	$2,702

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

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